RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

a. Nature of relationships with related parties

Name	Relationship with the Company
Mr. Lim Chun Yen	Chairman of Board of Directors of the Company
Ms. Hung Kwan Chen	Chief Financial Officer of the Company
Mr. Kueh Jing Tuang	Director, Chief Executive Officer and Chief Technology Officer of the Company
Ms. Chia Li Noi	Independent Director of the Company
Mr. Ban Soon Hoe	Independent Director of the Company
Ms. Ooi Bee Lian	Director of the Company
Bukit Jalil Global Investment Ltd.	Shareholder of the Company
General Analytics Limited	Shareholder of the Company
Billion Start Enterprise Limited	Shareholder of the Company
Chinese Top Asset Management Holdings Limited	Shareholder of the Company
Dragon Huge Development Limited	Shareholder of the Company
Treasure Nice Investment Limited	Shareholder of the Company
Prime King Investment Limited	Shareholder of the Company
Stand Best Creation Limited	Shareholder of the Company

b. Services received from related parties

Services received from related parties consists of the following:

	For the years ended December 31,
Name	2025	2024	2023
Chinese Top Asset Management Holdings Limited	$-	$115,000,000	$-
Billion Start Enterprise Limited	-	19,000,000	-
Dragon Huge Development Limited	6,800,000	13,000,000	-
Treasure Nice Investment Limited	-	9,000,000	-
Total Services received from related parties	$6,800,000	$156,000,000	-

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

c. Dues to related parties

Dues to related parties consists of the following:

	As of December 31,
Name	2025	2024

Chinese Top Asset Management Holdings Limited	$21,800,000	$21,800,000
Bukit Jalil Global Investment Ltd.	1,920,924	-
Mr. Lim Chun Yen	1,085,867	1,041,846
Ms. Hung Kwan Chen	659,707	590,223
Mr. Kueh Jing Tuang	388,184	466,292
General Analytics Limited	233,300	233,300
Ms. Chia Li Noi	2,000	-
Mr. Ban Soon Hoe	2,000	-
Ms. Ooi Bee Lian	2,000	-
Prime King Investment Limited	-	5,000
Total due to related parties	$26,093,982	$24,136,661

As of December 31,2025 and 2024, the balance of due to related parties exclude Chinese Top Asset Management Holdings Limited was comprised of advance from the Company’s related parties and was non-trade in nature and unsecured, used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

On November 11, 2024, the Company entered into an equipment purchase agreement with a related party supplier, Chinese Top Asset Management Holdings Limited (“CTA”), to purchase a set of equipment from CTA with an aggregate purchase price of $51.8 million. On November 25, 2024, the Company notified the Customer Grand Harvest Corporation Limited to directly pay $30 million on behalf of the Company to CTA in order to speed up settlement process and streamlines cash flow management of each party. As a result, the balance of CTA was $21,800,000 as of December 31, 2025 and 2024.

d. Loan from related parties

Loan from related parties consists of the following:

	As of December 31,
Name	2025	2024
Prime King Investment Limited	$43,012,106	$1,007,106
Stand Best Creation Limited	71,097,631	56,800
Total loan from related parties	$114,109,737	$1,063,906

As of December 31,2025 and 2024, the balance of loan from related parties was comprised of loan from the Company’s related parties and was non-trade in nature and unsecured, used for working capital during the Company’s normal course of business. Such loan was 3% or 5% per annum interest rate bearing and due after year 2027.